10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Summary) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes Payable - Related Parties	$ 207,116	$ 197,616	$ 724,616
Wheatley Note [Member]
Convertible Notes Payable - Related Parties	147,500
Evey Note [Member]
Convertible Notes Payable - Related Parties	59,616
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties	59,616	62,616
Convertible Notes Payable [Member] | Wheatley Note [Member]
Convertible Notes Payable - Related Parties	$ 147,500	135,000	50,000
Convertible Notes Payable [Member] | Evey Note [Member]
Convertible Notes Payable - Related Parties			74,616
Convertible Notes Payable [Member] | Gemini Master Fund - Third Amended [Member]
Convertible Notes Payable - Related Parties		$ 0	$ 600,000